Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 351,485,602	$ 236,883,282
CN
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	15,208,156	7,331,406
CN | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,134,552	5,511,982
CN | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,073,604	1,819,424
HK
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	80,904,898	133,911,336
HK | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	80,904,898	133,911,336
AE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	187,907,751	59,063,503
AE | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	164,143,913	35,813,863
AE | United Arab Emirates Dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	23,763,838	23,249,640
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,176,282	10,127,775
US | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,176,282	10,127,775
SG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	57,288,515	26,449,262
SG | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 57,288,515	$ 26,449,262